Capital Stock - Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding Non-Vested Stock Options - beginning of year	202	389	723
Options, Granted	265	15	73
Options, Vested	(167)	(188)	(401)
Options, Forfeited		(14)	(6)
Options Outstanding Non-Vested Stock Options - end of year	300	202	389
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options - beginning of Year	$ 9.37	$ 9.24	$ 8.74
Weighted-Average Grant Date Fair Value, Granted	7.74	11.50	10.54
Weighted-Average Grant Date Fair Value, Vested	9.07	9.30	8.57
Weighted-Average Grant Date Fair Value, Forfeited		9.01	9.46
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options - end of year	$ 8.09	$ 9.37	$ 9.24